Angel Oak Mortgage Trust 2024-2 ABS-15G

Exhibit 99.40

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2024020002			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX
2024020001			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2024020003			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2024020004			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX
2024020200	C	A	A	A	B	A	C	A	Closed	XXX	XXX	XXX	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than XXX And A Third Party Valuation Product Was Not Provided	Resolved-Document Uploaded. - Due Diligence Vendor-XXX

Counter-As per program guidelines, with CU Score XXX  and loan amount XXX,  a secondary valuation product is required.  Agree with comment that two conditions for the second source were generated in error, the second was removed and thus this finding remains open pending receipt of validation of original appraisal through a third party provider. - Due DiligenceVendor-XXX
Ready for Review-this is a duplicate to the next condition which was rescinded.  We normally have these resolved at securitization.  Also the XXX is only required when loan amounts exced XXX - Buyr-XXX

Open-CU Score Is Greater Than XXX And A Third Party Valuation Product Was Not Provided (CU Score Is XXX per page 771 cu score is XXX per guidelines cu Score must be less than 2.5 no third party valuation provided - Due Diligence Vendor-XXX	Resolved-Document Uploaded. - Due Diligence Vendor-XXX	Qualifying FICO is Greater Than The Guideline Minimum By XXX or More Points - Qualifying FICO Of XXX is Greater Than The Guideline Minimum Of 660 By XXX or More Points

Months Reserves Are Greater Than The Guideline Minimum By XXX) Or More Months - Months Reserves Of XXX  Are Greater Than The Guideline Minimum Of XXX By XXX Or More Months

Borrower XXX  Has Stable Job Time Of XXX  XXX Or More Years At Current Job - Borrower XXX  Has Stable Job Time Of XXX XXX  Or More Years At Current Job - XXX  Years

Calculated DTI Is Less Than The Guideline Maximum By XXX rcent XXX  More - Calculated DTI Of XXX  Less Than The Guideline Maximum Of 50% By XXX Or More

																									Borrower XXX Has Stable Job Time Of XXX XXX Or More Years At Current Job - Borrower XXX Has Stable Job Time Of XXX XXX Or More Years At Current Job - XXX Years		AVM_XXX.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	XXX	XXX	XXX	XXX	XXX	N/A	N/A	XXX
2024020201			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXX	XXX	XXX	XXX	XXX